Deferred Charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Beginning Balance, Dry-docking			$ 9,370
Cost incurred, Dry-Docking			3,252
Amortization expensed, Dry-docking			(1,401)
Amortization capitalized, Dry-docking
Ending Balance, Dry-docking	11,221		11,221
Beginning Balance, Financing fees			36,547
Cost incurred, Financing fees			(36)
Amortization expensed, Financing fees			(3,766)
Amortization capitalized, Financing fees			(333)
Ending Balance, Financing fees	32,412		32,412
Beginning Balance, Total			45,917
Cost incurred, Total			3,216
Amortization expensed, Total	(2,956)	(1,423)	(5,167)	(2,697)
Amortization capitalized, Total	(333)		(333)
Ending Balance, Total	$ 43,633		$ 43,633